Disclosure of detailed information about trade and other payables (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Exploration and evaluation expenditures	$ 227,537	$ 228,839
Non-exploration and evaluation expenditures	132,114	174,774
Total Accounts Payable	$ 359,651	$ 403,613